Shareholder Report, Average Annual Return (Details) 197219_Pacer Trendpilot US Bond ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	78 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Trendpilot® US Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Bond ETF NAV
Average Annual Return, Percent	1.73%	(1.53%)	0.85%
Pacer Trendpilot US Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Trendpilot® US Bond Index
Average Annual Return, Percent	3.03%	0.05%	2.36%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	0.90%
iBoxx USD Liquid High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid High Yield Index
Average Annual Return, Percent	8.73%	4.23%	4.57%